Quarterly Financial Information (Schedule of Quarterly Financial Information (Unaudited)) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 9,305,553	$ 6,935,439	$ 9,417,443	$ 8,729,860	$ 10,487,842	$ 5,853,451	$ 7,084,843	$ 5,918,758	$ 34,388,295	$ 29,344,894	$ 26,322,627
Operating income (loss)	(3,394,390)	(3,196,436)	(1,373,424)	(1,323,932)	(3,293,257)	(2,644,614)	(1,919,189)	(3,315,936)	(9,288,182)	(11,172,996)	(8,879,373)
Net income (loss) from continuing operations	(3,369,328)	(3,316,286)	(1,338,521)	(1,187,553)	(3,267,680)	(2,501,752)	(1,795,661)	(3,255,903)	(9,211,688)	(10,820,996)	(12,847,840)
Net income (loss) from discontinued operations	2,396,981	1,349,351	771,709	1,147,136	1,030,568	837,731	1,050,211	863,714	5,665,177	3,782,224	4,798,025
Net income (loss) attributable to common shareholders	$ (960,706)	$ (1,953,668)	$ (549,507)	$ (73,878)	$ (2,220,097)	$ (1,643,044)	$ (720,688)	$ (2,379,239)	$ (3,537,759)	$ (6,963,068)	$ (7,978,633)
Earnings per share attributable to common shareholders
Earnings (loss) per share attributable to common shareholders-Continuing operations-basic (in USD per share)	$ (0.22)	$ (0.22)	$ (0.09)	$ (0.08)	$ (0.21)	$ (0.16)	$ (0.11)	$ (0.21)	$ (0.60)	$ (0.70)	$ (0.80)
Earnings (loss) per share attributable to common shareholders-Discontinued operations-basic (in USD per share)	0.16	0.09	0.05	0.08	0.07	0.05	0.06	0.06	0.37	0.25	0.30
Basic (in USD per share)	(0.06)	(0.13)	(0.04)	0	(0.14)	(0.11)	(0.05)	(0.15)	(0.23)	(0.45)	(0.50)
Earnings (loss) per share attributable to common shareholders-Continuing operations-diluted (in USD per share)	(0.22)	(0.22)	(0.09)	(0.08)	(0.21)	(0.16)	(0.11)	(0.21)	(0.60)	(0.70)	(0.80)
Earnings (loss) per share attributable to common shareholders-Discontinued operations-diluted (in USD per share)	0.16	0.09	0.05	0.08	0.07	0.05	0.06	0.06	0.37	0.25	0.30
Diluted (in USD per share)	$ (0.06)	$ (0.13)	$ (0.04)	$ 0	$ (0.14)	$ (0.11)	$ (0.05)	$ (0.15)	$ (0.23)	$ (0.45)	$ (0.50)